Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
The consolidated and combined carve-out financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”). All inter-company balances and transactions are eliminated.

As of August 13, 2014, financial statements of the Partnership are consolidated since it was a separate legal entity owning the interests in the subsidiaries and joint ventures. At the closing of the IPO, the transfer of the interests was recorded at Höegh LNG’s consolidated book values. Prior to that date, the income statement, balance sheet and cash flows, as converted to US GAAP, have been carved out of the consolidated financial statements of Höegh LNG and are presented on a combined carve-out basis for the Combined Entities. The combined carve-out financial statements include the related assets, liabilities, revenues, expenses and cash flows directly attributable to Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung. In addition, the investment in 50% of the joint ventures using the equity method of accounting, and the related advances to joint ventures and interest income on the advances, are included in the consolidated and combined carve-out financial statements. The combined carve-out financial statements prior to August 13, 2014, also include allocations of certain administrative expenses.

Included in the combined carve-out equity as of August 12, 2014, were amounts related to promissory notes and related accrued interest due to Höegh LNG. Höegh LNG’s receivables for the promissory notes and related accrued interest of the Partnership’s subsidiaries were contributed to the Partnership as part of the Formation transactions. Refer to note 3 for additional discussion of the contribution. As a result, the liabilities of the Partnership’s subsidiaries are eliminated on consolidation since they were no longer external liabilities to the Partnership. Accordingly, this is equivalent to not transferring the subsidiaries’ liabilities to the Partnership. Therefore, the corresponding amounts have been eliminated for the Partnership’s opening equity position as of August 12, 2014. Details of the liabilities eliminated are as follows:

(in thousands of U.S. dollars)	As of August 12, 2014
Accrued interest on $48.5 million Promissory note due to Höegh LNG transferred to Partnership	$(1,684)
Accrued interest on $101.5 million Promissory note due to Höegh LNG transferred to Partnership	(2,947)
$40.0 million Promissory note and accrued interest due to Höegh LNG transferred to Partnership	(41,168)
Elimination to equity as of August 12, 2014	$45,799

It has been determined that PT Hoegh LNG Lampung, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity's residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity's expected residual returns and substantially all of the entity's activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated and combined carve-out financial statements. Dividends may only be paid if the retained earnings are positive under Indonesian law and requirements are fulfilled under the Lampung facility. Refer to note 14. As of December 31, 2014, PT Hoegh LNG Lampung has negative retained earnings and therefore cannot make dividend payments under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loans that can be made to the Partnership. As of December 31, 2014, restricted net assets of the consolidated subsidiaries were $113.4 million.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support at the time of its initial investment. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership's carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated and combined carve-out balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $9.8 million and $12.6 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $28.4 million and $26.0 million, respectively, as of December 31, 2014 and 2013. The Partnership's carrying value for SRV Joint Gas Two Ltd., consists of a receivable for the advances of $9.1 million and $11.9 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities of $31.2 million and $28.3 million, respectively, as of December 31, 2014 and 2013. The major reason that the Partnership’s accumulated losses in the joint ventures are net liabilities is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution.

Consolidation, Policy [Policy Text Block]

b.	Carve-out principles

For the period from January 1, 2014 to August 12, 2014 (the date of the IPO) and for the years ended December 31, 2013 and 2012, the combined carve-out financial statements presented herein have been carved out of the consolidated financial statements of Höegh LNG and adjusted to be in accordance with US GAAP.

These combined carve-out financial statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung . In addition, the investment in 50% of the joint ventures, the related advances to joint ventures and interest income on the advances are included in the combined carve-out financial statements.

The combined carve-out financial statements include the financial statements of Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung since the dates of their inception. Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung were incorporated on May 31, 2013 and December 10, 2012, respectively. Prior to October 1, 2013, the investment in the PGN FSRU Lampung and the Mooring were not included in a single purpose entity or accounted for as a discrete unit, but held by a subsidiary of Höegh LNG. From October 1, 2013, the PGN FSRU Lampung , the Mooring and all associated contracts are included in PT Hoegh Lampung Pte. Ltd.

Höegh LNG’s accounting system tracks capital expenditures and expenses by project code, including the capitalized cost of newbuilding and projects under construction, administration costs for those working on such projects through Höegh LNG’s time-write system, commitment fees and deferred debt issuance cost for related financing and certain deferred charges related to contracts. Höegh LNG’s time-write system records project team and administration staff hours worked on specific vessels or by project code for purposes on recording associated staff costs and overhead. Accordingly, for periods prior to October 1, 2013, the capitalized cost of the newbuilding, construction contract revenues related to the Mooring, associated costs and related balances have been specifically identified based on project codes for purpose of preparing the combined carve-out financial statements.

Cash, working capital items, amounts due to owners and affiliates and equity balances are not tracked by project code. Cash and restricted cash were not allocated to the carve-out financial statements unless specific accounts were identified specifically related to the project. Working capital items and accruals were reviewed at the transaction level to identify those specifically related to the newbuilding, the Mooring or the associated contracts. The share of loans due to owners and affiliates related to the financing of the construction in progress and the related interest expense have been allocated to the combined carve-out financial statements.

In addition, there are administrative expenses of Höegh LNG that cannot be attributed to a specific vessel or project directly. The administrative expenses include undistributed corporate and segment management and administrative staffs salary expenses and benefits, and general and administrative expenses. These administrative expenses have been allocated to the combined carve-out financial statements based on the number of vessels, newbuildings and business development projects in Höegh LNG’s fleet, joint ventures and operations.

Related parties have provided the commercial and technical services for the FSRUs, including supervision of newbuilding, and employ the crews that work on the FSRUs. Accordingly, neither the Combined Entities nor the Partnership are liable for any pension or post retirement benefits, since they have no direct employees.

Income tax expense has been allocated to the Combined Entities on a separate returns basis.

Management has deemed the allocations reasonable to present the financial position, results of operations, and cash flows of the Partnership on a stand-alone basis. However, the financial position, results of operations and cash flows of the Partnership may differ from those that would have been achieved had the Partnership operated autonomously for all years presented as the Partnership would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity. Accordingly, the consolidated and combined carve-out financial statements do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Significant Accounting Policy [Policy Text Block]
c.	Significant accounting policies

Certain of the accompanying consolidated and combined carve-out financial statements have been restated. The nature of the restatements and the effect on the restated line items is discussed in note 2d. In addition, certain disclosures in the following notes have been restated to be consistent with the consolidated and combined carve-out financial statements.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currencies

The reporting currency in the consolidated and combined carve-out financial statements is the U.S. dollar, which is the functional currency of the FSRU-owning entities. All revenues are received in U.S. dollars and a majority of the Partnership's expenditures for investments and all of the long-term debt are denominated in U.S. dollars. Transactions denominated in other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. Monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated at the exchange rates in effect at the balance sheet date. Resulting gains or losses are reflected in the accompanying consolidated and combined carve-out statements of income.

Revenue Recognition, Policy [Policy Text Block]
Time charter revenues and related expenses

Time charter revenues:

Revenue arrangements may include the right to use FSRUs for a stated period of time that meet the criteria for lease accounting, in addition to providing a time charter service element. Time charter revenues consist of charter hire payments under time charters, fees for providing time charter services, fees for reimbursement for actual vessel operating expenses, certain tax elements and drydocking costs borne by the charterer on a pass through basis, as well as fees for the reimbursement of certain vessel modifications or other costs (such as reimbursement of certain taxes) borne by the charterer. Time charter revenues are presented net of any value added tax (“VAT”) or other tax.

The lease element of time charters accounted for as operating leases and any upfront payments for amounts reimbursed by the charterer are recognized on a straight line basis over the term of the charter.

The lease element of time charters that are accounted for as direct financing leases is recognized over the lease term using the effective interest rate method and is included in time charter revenues. Direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The time charter for the PGN FSRU Lampung is accounted for as a direct financing lease.

Revenues for the lease element of time charters are not recognized for days that the FSRUs are off hire.

Fees for providing time charter services, reimbursements for actual vessel operating expenses or other costs are recognized as revenues as services are performed or the actual costs are incurred. Revenues for the time charter services element are not recognized for days that the FSRUs are off-hire.

Upfront payments of fees for reimbursement of drydocking costs are recognized on a straight line basis over the period to the next drydocking.

Related expenses:

Voyage expenses include bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are all expenses unique to a particular voyage and when a vessel is on hire under time charters are the responsibility of, and paid directly by the charterers and not included in the income statement. When the vessel is off-hire, voyage expenses, principally fuel, may also be incurred and are paid by the FSRU-owning entity.

Vessel operating expenses, reflected in expenses in the income statement, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and management fees. When the vessel is on hire, vessel operating expenses are invoiced as fees to the charterer. When the vessel is off-hire, vessel operating expenses are not invoiced to the charterer.

Voyage expenses, if applicable, and vessel operating expenses are expensed when incurred.

Revenue Recognition, Long-term Contracts [Policy Text Block]
Construction revenues and related expenses

For fixed price construction contracts, when the outcome can be estimated reliably, construction contract revenues are recognized based on the percentage of completion method using the ratio of costs incurred to estimated total costs multiplied by the total estimated contract revenue. Revenue from change orders, if any, is not recognized until agreed in writing by the owner. As the percentage of completion method relies on the substantial use of estimates, estimates may be revised throughout the life of a construction contract. The construction cost incurred and estimates to complete on construction contracts are reviewed, at a minimum, on a quarterly basis, as well as when information becomes available that would necessitate a review of the current estimate. Adjustments to estimates for a contract's estimated costs at completion and estimated profit or loss often are required as experience is gained, and as more information is obtained, even though the scope of work required under the contract may not change. The impact of such changes to estimates is made on a cumulative basis in the period when such information has become known. Expected losses on contracts are fully recognized as soon as they are identified.

Construction contract expenses include direct costs on contracts, including project management, labor and materials, amounts payable to subcontractors and capitalized interest.

Insurance and Other Claims [Policy Text Block]
Insurance and other claims

Insurance claims for property damage are recorded, net of any deductible amounts, for recoveries up to the amount of loss recognized when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of revenue during off-hire, whether from insurance providers or indemnification from Höegh LNG, are considered gain contingencies, which are recognized when the proceeds are received.

Indemnification proceeds from Höegh LNG that cover the Partnership’s costs are accounted for following the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) Topic 1.B and SAB Topic 5. T. SAB Topic 1.B provides that the separate financial statements of a subsidiary should reflect any costs of its operations which are incurred by the owner on its behalf. SAB Topic 5.T provides that costs should be reflected as an expense in the subsidiary's financial statements with a corresponding credit to contributed equity.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are based on a separate return basis. Income taxes are accounted for using the liability method.

Deferred tax assets and liabilities are recognized for the tax consequences of temporary differences between the tax and the book bases of assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. If the more-likely-than-not recognition criterion is met, a tax position is measured based on the cumulative amount that is more-likely-than-not of being sustained upon examination by tax authorities to determine the amount of benefit to be recognized in the consolidated and combined carve-out financial statements. Interest and penalties related to uncertain tax positions is recognized in income tax expense in the consolidated and combined carve-out statement of income.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents Cash, banks deposits, time deposits and highly liquid investments with original maturities of three months or less are recognized as cash and cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash includes balances deposited with a bank as required under debt facilities to settle withholding and other tax liabilities and other current obligations of the entity, principal and interest payments as required by the debt facilities and collateral for a letter of credit related to potential delay liquidated damages to PGN. Restricted cash is classified as long-term when the settlement or collateral period is more than 12 months from the balance sheet date. Classification of restricted cash in the consolidated and combined carve-out statements of cash flows is as an operating, investing or financing activity when the purpose of the restriction is directly related to operations, an investment or as collateral for borrowings, respectively.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade receivables and allowance for doubtful accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is management’s best estimate of the amount of probable credit losses in existing accounts receivable based on historical write-off experience and customer economic data. Account balances are charged off against the allowance when management believes that the receivable will not be recovered. The allowance for doubtful accounts was $0 for the year ended December 31, 2014.

Unbilled Construction Contract Income [Policy Text Block]	Unbilled construction contract income Unbilled construction contract income includes accrued revenue on construction contracts.

Debt, Policy [Policy Text Block]
Deferred debt issuance costs

Debt issuance costs, including arrangement fees and legal expenses, are deferred and presented as deferred debt issuance cost in the consolidated and combined carve-out balance sheet and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included as a component of interest expense. If a loan or part of a loan is repaid early, any unamortized portion of the deferred debt issuance costs is recognized as interest expense proportionate to the amount of the early repayment in the period in which the loan is repaid.

Deferred Charges, Policy [Policy Text Block]
Deferred charges

Deferred charges consist primarily of contract origination costs related directly to the negotiation and consummation of the time charter and are amortized over the term of the time charter. For direct financing leases, origination costs related to the time charter are reclassified to net investment in direct financing lease and amortized over the lease term using the effective interest method.

Investment, Policy [Policy Text Block]
Investments in (accumulated losses) and advances to joint ventures

Investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for the Partnership’s proportionate share of earnings or losses and dividend distributions. As of December 31, 2014 and 2013, the Partnership had an accumulated share of losses and the balance is classified on the consolidated and combined carve-out balance sheet as a liability on the line item accumulated losses of joint ventures.

Advances to joint ventures represent loan receivables due from the joint ventures and are recorded at cost.

Investments in joint ventures are evaluated for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated and combined carve-out statement of income.

Loan receivables are impaired when, based on current information and events, it is probable that the full amount of the receivable will not be collected. The amount of the impairment is measured as the difference between the present value of expected future cash flows discounted at the loan’s effective interest rate and the carrying amount. The resulting impairment amount is recognized in earnings.

Property, Plant and Equipment, Policy [Policy Text Block]
Vessels

All costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. Vessels are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 35 years for the FSRUs.

Modifications to the vessels, including the addition of new equipment, which improves or increases the operational efficiency, functionality or safety of the vessels are capitalized. These expenditures are amortized over the estimated useful life of the modification.

Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking. For vessels that are newly built, the "built-in overhaul" method of accounting is applied. Under the built-in overhaul method, costs of the newbuilding are segregated into costs that should be depreciated over the useful life of the vessel and costs that require drydocking at periodic intervals. The drydocking component is amortized until the date of the first drydocking following the delivery, upon which the actual drydocking cost is capitalized and the process is repeated. Costs of drydocking incurred to meet regulatory requirements or improve the vessel’s operating efficiency, functionality or safety are capitalized. Costs incurred related to routine repairs and maintenance performed during dry docking is expensed.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Vessels are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such events or changes in circumstances are present, the recoverability of vessels are assessed by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the vessel’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. An impairment loss is recognized based on the excess of the carrying amount over the fair value of the vessel.

Derivatives, Policy [Policy Text Block]
Derivative instruments

Interest rate swaps are used for the management of interest rate risk exposure. The interest rate swaps have the effect of converting a portion of the outstanding debt from a floating to a fixed rate over the life of the transactions.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the consolidated and combined carve-out balance sheet and are subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the contract qualifies for hedge accounting.

For derivative financial instruments that are not designated or that do not qualify for hedge accounting, the changes in the fair value of the derivative financial instruments are recognized in earnings. In order to designate a derivative as a cash flow hedge, formal documentation of the relationship between the derivative and the hedged item is required. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge.

For derivative financial instruments qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded in other comprehensive income as a component of total equity. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses or amortization on the derivative that are excluded from the assessment of hedge effectiveness. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from accumulated other comprehensive income to the corresponding earnings line item in the consolidated and combined carve-out statement of income. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in accumulated other comprehensive income remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. gain (loss) on derivative financial instruments) in the consolidated and combined carve-out statement of income. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings line item in the consolidated and combined carve-out statement of income.

Revenue Recognition Deferred Revenue [Policy Text Block]
Prepaid and deferred revenue

Prepaid revenue includes prepayments of fees for charter hire, vessel operating expenses or other future services. Deferred revenues include payments from charterers for certain vessel modifications which is amortized over the charter or other reimbursements not meeting revenue recognition criteria.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in accordance with US GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates subject to such estimates and assumptions include revenue recognition, the useful lives of vessels, drydocking and the percentage of completion related to the Mooring.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

There are no recent accounting pronouncements, whose adoption had a material impact on the consolidated and combined carve-out financial statements in the current year. In May 2014, a new accounting standard, Revenue from Contracts with Customers, was issued by the Financial Accounting Standards Board. Under the new standard, revenue for most contracts with customers will be recognized when promised goods or services are transferred to customers in an amount that reflects consideration that the entity expects to be entitled, subject to certain limitations. The scope of this guidance does not apply to leases, financial instruments, guarantees and certain non-monetary transactions. The standard is effective for annual periods beginning after December 15, 2016 and early adoption is not permitted. The Partnership is currently assessing the impact the adoption this standard will have on the consolidated and combined carve-out financial statements.